Taxation	6 Months Ended
Dec. 31, 2018
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Taxation

5. Taxation

For the six months ended 31 December 2018, the £560 million taxation charge (2017 – £77 million) comprises a UK tax charge of £134 million (2017 – £64 million) and a foreign tax charge of £426 million (2017 – £13 million).

Exceptional items in the six months ended 31 December 2018 comprised a tax charge of £30 million in respect of the disposal of a portfolio of 19 brands to Sazerac less a tax credit in respect of the equalisation of benefits in the Diageo Pension Scheme.